Subsequent Events (Details)						3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 06, 2025 USD ($) $ / shares shares	Jul. 16, 2025 shares	Apr. 08, 2025 USD ($)	Jan. 23, 2025 USD ($)	Nov. 08, 2021	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 29, 2023 $ / shares	Nov. 27, 2023 Agreements $ / shares shares	Jul. 31, 2023	Jan. 25, 2023 Agreements
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Stock Issued During Period, Shares, New Issues (in Shares) | shares		15,384,615						11,733	100,525
Minimum stockholders’ equity requirement			$ 2,500,000			$ 5,381,000			$ 1,555,000
Senior Convertible Debt ]Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.00%	8.00%	8.00%
Debt Instrument, Maturity Date					Apr. 05, 2025		Apr. 05, 2026	Apr. 05, 2026
Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares) | shares						0	0	55,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares								$ 0.01	$ 0.01	$ 1,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares										$ 1,339
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares	50,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares	$ 0.001
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.4
Proceeds From Issuance Of Common Stock Gross	$ 5,000,000
Repurchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Number of Exchange Agreements (in Agreements) | Agreements											2		2
Repurchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock				$ 17,000,000
Repurchase Agreements, Maturities				The Repurchase Agreement provides for the payment of the Repurchase Price in two installments, the first in the amount of $13 million (the “First Installment”), which was paid on January 27, 2025. The second installment, in the amount of $4 million (the “Second Installment”), is due and payable on or before April 30, 2025 (the “Second Installment Date”), and the maturity date of the Note is advanced to such date.
Repurchase Agreement [Member] | Subsequent Event [Member] | Senior Convertible Debt ]Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Maturity Date				Apr. 05, 2026
Repurchase Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred Stock, Shares Outstanding (in Shares) | shares											55,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01
Stock Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Financing Purchase Price				$ 15,000,000
Net Proceeds Raised In Financing To Pay First Installment Of Repurchase Price				$ 13,000,000
Description Of Termination Agreement				the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provided the Company with the right to terminate the January 2025 SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the January 2025 SPA (April 23, 2025).
Cost Of Damages Amount				$ 16,500,000
Stock Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Financing Purchase Price				15,000,000
Net Proceeds Raised In Financing To Pay First Installment Of Repurchase Price				$ 13,000,000
Description Of Termination Agreement				the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provides the Company with the right to terminate the SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the SPA (April 23, 2025), provided that such date may be extended an additional 30 days (May 23, 2025) in consideration for the Company’s payment of $500,000 to the Purchaser.
Cost Of Damages Amount				$ 16,500,000